Income Taxes - (Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	$ 0.6	$ 1.1
Inventories	15.2	16.6
Pension benefits	15.5	17.2
Other accruals and prepayments	44.0	40.4
Stock-based compensation expense	5.4	4.7
Tax credit and loss carryforwards	141.3	155.4
Valuation allowances	(91.2)	(92.2)
Total deferred tax asset	130.8	143.2
Deferred tax liabilities:
Property, plant and equipment	(6.3)	(1.2)
Goodwill and other intangible assets	(326.2)	(334.5)
Total deferred tax liability	(332.5)	(335.7)
Net deferred tax liability	$ (201.7)	$ (192.5)